Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2017
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$402,857	$402,857	$-	$-	$402,857
Money market investments	5,255,119	5,245,346	9,773	-	5,255,119
Trading account securities, excluding
derivatives[1]	43,007	261	41,645	1,101	43,007
Investment securities available-for-sale[1]	10,178,738	503,385	9,674,065	1,288	10,178,738
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$92,754	$-	$-	$83,239	$83,239
Collateralized mortgage
obligation-federal agency	67	-	-	71	71
Other	1,000	-	750	243	993
Total investment securities
held-to-maturity	$93,821	$-	$750	$83,553	$84,303
Other investment securities:
FHLB stock	$57,819	$-	$57,819	$-	$57,819
FRB stock	94,308	-	94,308	-	94,308
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,900	-	6	5,208	5,214
Total other investment securities	$167,225	$-	$165,331	$5,208	$170,539
Loans held-for-sale	$132,395	$-	$-	$134,839	$134,839
Loans not covered under loss sharing
agreement with the FDIC	23,702,612	-	-	21,883,003	21,883,003
Loans covered under loss sharing
agreements with the FDIC	484,030	-	-	465,893	465,893
FDIC loss share asset	45,192	-	-	33,323	33,323
Mortgage servicing rights	168,031	-	-	168,031	168,031
Derivatives	16,719	-	16,719	-	16,719
	December 31, 2017
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$27,938,630	$-	$27,938,630	$-	$27,938,630
Time deposits	7,514,878	-	7,381,232	-	7,381,232
Total deposits	$35,453,508	$-	$35,319,862	$-	$35,319,862
Assets sold under agreements to
repurchase	$390,921	$-	$390,752	$-	$390,752
Other short-term borrowings[2]	$96,208	$-	$96,208	$-	$96,208
Notes payable:
FHLB advances	$631,490	$-	$628,839	$-	$628,839
Unsecured senior debt securities	446,873	-	463,554	-	463,554
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,351	-	406,883	-	406,883
Others	18,642	-	-	18,642	18,642
Total notes payable	$1,536,356	$-	$1,499,276	$18,642	$1,517,918
Derivatives	$14,431	$-	$14,431	$-	$14,431
Contingent consideration	$164,858	$-	$-	$164,858	$164,858

	December 31, 2016
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$362,394	$362,394	$-	$-	$362,394
Money market investments	2,890,217	2,854,777	35,440	-	2,890,217
Trading account securities, excluding
derivatives[1]	59,796	-	53,118	6,678	59,796
Investment securities available-for-sale[1]	8,209,806	-	8,208,414	1,392	8,209,806
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$96,027	$-	$-	$73,540	$73,540
Collateralized mortgage
obligation-federal agency	74	-	-	78	78
Other	2,000	-	1,738	220	1,958
Total investment securities
held-to-maturity	$98,101	$-	$1,738	$73,838	$75,576
Other investment securities:
FHLB stock	$58,033	$-	$58,033	$-	$58,033
FRB stock	94,672	-	94,672	-	94,672
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,915	-	-	4,987	4,987
Total other investment securities	$167,818	$-	$165,903	$4,987	$170,890
Loans held-for-sale	$88,821	$-	$504	$89,509	$90,013
Loans not covered under loss sharing
agreement with the FDIC	22,263,446	-	-	20,578,904	20,578,904
Loans covered under loss sharing
agreements with the FDIC	542,528	-	-	515,808	515,808
FDIC loss share asset	69,334	-	-	63,187	63,187
Mortgage servicing rights	196,889	-	-	196,889	196,889
Derivatives	14,094	-	14,094	-	14,094
	December 31, 2016
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$22,786,682	$-	$22,786,682	$-	$22,786,682
Time deposits	7,709,542	-	7,708,724	-	7,708,724
Total deposits	$30,496,224	$-	$30,495,406	$-	$30,495,406
Assets sold under agreements to
repurchase	$479,425	$-	$479,439	$-	$479,439
Other short-term borrowings[2]	$1,200	$-	$1,200	$-	$1,200
Notes payable:
FHLB advances	$672,670	$-	$671,872	$-	$671,872
Unsecured senior debt	444,788	-	466,263	-	466,263
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,323	-	399,370	-	399,370
Others	18,071	-	-	18,071	18,071
Total notes payable	$1,574,852	$-	$1,537,505	$18,071	$1,555,576
Derivatives	$12,842	$-	$12,842	$-	$12,842
Contingent consideration	$153,158	$-	$-	$153,158	$153,158